Long-term debt - Ship Finance International Limited ("Ship Finance") Loans (Details) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 31, 2013	Dec. 31, 2017	Dec. 31, 2016	Feb. 28, 2015	May 31, 2013
Debt Instrument [Line Items]
Debt outstanding		$ 8,701,000,000	$ 9,608,000,000
Secured Debt
Debt Instrument [Line Items]
Debt outstanding		5,581,000,000	6,450,000,000
Secured Debt | $375 million facility (SFL Hercules)
Debt Instrument [Line Items]
Debt, face amount		375,000,000
Secured Debt | $390 million facility (SFL Deepwater)
Debt Instrument [Line Items]
Debt, face amount		390,000,000
Debt outstanding		226,000,000	248,000,000
Secured Debt | $475 million facility (SFL Linus)
Debt Instrument [Line Items]
Debt, face amount		475,000,000
Debt outstanding		309,000,000	356,000,000
Credit facility, International Loans
Debt Instrument [Line Items]
Debt, face amount				$ 475,000,000
SFL Hercules Limited | Secured Debt | $375 million facility (SFL Hercules)
Debt Instrument [Line Items]
Debt, face amount					$ 375,000,000
Assets pledged		$ 508,000,000
Debt instrument term		6 years
Debt outstanding		$ 251,000,000	279,000,000
Remaining borrowing capacity		$ 0
SFL Hercules Limited | Secured Debt | $375 million facility (SFL Hercules) | LIBOR
Debt Instrument [Line Items]
Description of variable rate basis		LIBOR
Basis spread on variable rate (as percent)		2.75%
SFL Hercules Limited | Revolving Credit Facility | Secured Debt | $375 million facility (SFL Hercules)
Debt Instrument [Line Items]
Draw on credit facility		$ 50,000,000
West Taurus | Secured Debt | $390 million facility (SFL Deepwater)
Debt Instrument [Line Items]
Debt, face amount	$ 390,000,000
Assets pledged		$ 385,000,000
Debt instrument term		5 years
Remaining borrowing capacity		$ 0
West Taurus | Secured Debt | $390 million facility (SFL Deepwater) | LIBOR
Debt Instrument [Line Items]
Description of variable rate basis		LIBOR
Basis spread on variable rate (as percent)		2.50%
West Taurus | Revolving Credit Facility | Secured Debt | $390 million facility (SFL Deepwater)
Debt Instrument [Line Items]
Draw on credit facility		$ 50,000,000
SFL Linus Ltd | Secured Debt | $475 million facility (SFL Linus)
Debt Instrument [Line Items]
Debt, face amount	$ 475,000,000
Assets pledged		515,000,000
Draw on credit facility			$ 50,000,000
Remaining borrowing capacity		$ 0
SFL Linus Ltd | Secured Debt | $475 million facility (SFL Linus) | LIBOR
Debt Instrument [Line Items]
Description of variable rate basis	LIBOR
Basis spread on variable rate (as percent)		2.75%